Selected Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	September 30, 2024	December 31, 2023
Accrued compensation(1)	$1,681	$1,720
Accrued vendor and other expenses	1,382	3,712
Accrued expenses and other current liabilities	$3,063	$5,432

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).

	December 31, 2023	December 31, 2022
Accrued compensation(1)	$1,720	$4,070
Accrued vendor and other expenses	3,712	1,277
Accrued expenses and other current liabilities	$5,432	$5,347

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).

Schedule of Prepaid expenses and other current assets

As of September 30, 2024 and December 31, 2023, prepaid expenses and other current assets were comprised of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid expenses	$101	$485
Prepaid insurance	7	284
CIRM receivable	—	1,360
Other	216	225
Prepaid expenses and other current assets	$324	$2,354

As of December 31, 2023 and December 31, 2022, prepaid expenses and other current assets were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses	$485	$88
Prepaid insurance	284	23
CIRM receivable	1,360	—
Other	225	303
Prepaid expenses and other current assets	$2,354	$414